CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Future Minimum Lease Payments under Capital Lease Obligations

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2018 are as follows:

Year ending December 31,
2019	$37,242
2020	40,996
2021	45,191
2022	46,248
2023	47,411
Over 2023	466,632

Total minimum lease payments	683,720
Less: amounts representing interest	(395,687)

Present value of minimum lease payments	288,033
Current portion	(34,659)

Non-current portion	$253,374